Other receivables, prepayments and other current assets (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deposit	$ 5,714	$ 3,482
Prepaid event costs	28,292	2,784,295
Prepaid investment		825,834
Prepaid software development fees	430,836	436,142
Prepaid product costs	97,010
Prepaid expenses	63,257	71,112
Total	$ 625,109	$ 4,120,865